Financial Result (Tables)	12 Months Ended
Dec. 31, 2022
Financial Result
Schedule of financial results

In € thousand	2022	2021	2020
Finance income	30,322	11,288	80
thereof: fair value changes	29,922	11,280	58
thereof: impairment loss net of reversal	125	—	—
Finance expenses	(1,995)	(20,201)	(49,741)
thereof: fair value changes	(763)	(15,645)	(15,222)
thereof: interest portion of lease payments	(443)	(437)	(450)
thereof: impairment loss net of reversal	—	(260)	—
thereof: interest on convertible loans	—	(3,483)	(33,960)
Financial result	28,327	(8,913)	(49,661)